UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 98.1%
Apartments 21.8%
Apartment Investment & Management Co. “A” (REIT)	843,247	45,881,069
Archstone-Smith Trust (REIT)	2,059,171	112,101,269
AvalonBay Communities, Inc. (REIT)	778,457	93,726,223
BRE Properties, Inc. “A” (REIT)	338,100	20,194,713
Equity Residential (REIT)	1,836,825	92,906,609
Essex Property Trust, Inc. (REIT)	299,309	36,336,113

		401,145,996
Diversified 6.7%
Vornado Realty Trust (REIT)	1,122,408	122,342,472
Health Care 4.2%
LTC Properties, Inc. (REIT)	304,724	7,389,557
Nationwide Health Properties, Inc. (REIT)	714,363	19,102,066
Ventas, Inc. (REIT)	1,336,331	51,502,197

		77,993,820
Hotels 7.9%
FelCor Lodging Trust, Inc. (REIT)	867,600	17,395,380
Host Hotels & Resorts, Inc. (REIT)	4,588,550	105,215,452
Innkeepers USA Trust (REIT)	128,815	2,098,396
Starwood Hotels & Resorts Worldwide, Inc.	365,401	20,897,283

		145,606,511
Industrial 7.1%
AMB Property Corp. (REIT)	1,020,100	56,217,711
ProLogis (REIT)	1,317,948	75,202,113

		131,419,824
Manufactured Homes 0.8%
Equity Lifestyle Properties, Inc. (REIT)	339,594	15,522,842
Office 22.0%
BioMed Realty Trust, Inc. (REIT)	321,131	9,743,114
Boston Properties, Inc. (REIT)	881,659	91,110,641
Brookfield Properties Corp. (REIT)	800,450	28,271,894
Digital Realty Trust, Inc. (REIT)	872,593	27,329,613
Equity Office Properties Trust (REIT)	2,809,900	111,721,624
Highwoods Properties, Inc. (REIT)	340,263	12,661,186
Kilroy Realty Corp. (REIT)	229,450	17,286,763
Mack-Cali Realty Corp. (REIT)	514,876	26,670,577
SL Green Realty Corp. (REIT)	571,150	63,797,455
Washington Real Estate Investment Trust (REIT)	405,500	16,138,900

		404,731,767
Regional Malls 15.0%
General Growth Properties, Inc. (REIT)	1,112,332	53,002,620
Simon Property Group, Inc. (REIT)	1,760,045	159,495,278
The Macerich Co. (REIT)	820,096	62,622,530

		275,120,428
Shopping Centers 6.8%
Federal Realty Investment Trust (REIT)	642,587	47,744,214

Regency Centers Corp. (REIT)	989,000	68,003,640
Tanger Factory Outlet Centers, Inc. (REIT)	257,000	9,154,340

		124,902,194
Specialty Services 0.7%
Entertainment Properties Trust (REIT)	263,223	12,982,158
Storage 5.1%
Extra Space Storage, Inc. (REIT)	419,800	7,266,738
FrontLine Capital Group*	12,400	0
Public Storage, Inc. (REIT)	852,328	73,291,685
Sovran Self Storage, Inc. (REIT)	225,302	12,515,526

		93,073,949

Total Common Stocks (Cost $1,345,680,704)		1,804,841,961
Cash Equivalents 2.6%
Cash Management QP Trust, 5.34% (a) (Cost $47,112,479)	47,112,479	47,112,479
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,392,793,182)	100.7	1,851,954,440
Other Assets and Liabilities, Net	(0.7)	(12,958,106)

Net Assets	100.0	1,838,996,334

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006